Consolidated Statements Of Comprehensive Income (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income [Abstract]
Net income available to common stockholders	$ 3,785,306	$ 1,705,627	$ 5,379,971	$ 1,502,664	$ 1,550,157
Gross unrealized gain (loss)	(172,360)	1,007,601	3,531,262	(158,407)	(39,189)
Income tax (benefit)	(67,988)	342,584	1,392,906	(62,483)	(15,458)
Net unrealized gain (loss) on securities available for sale	(104,372)	665,017	2,138,356	(95,924)	(23,731)
Net gain (loss) on pension plan assets			(22,340)
Comprehensive net income available to common stockholders	$ 3,680,934	$ 2,370,644	$ 7,495,987	$ 1,406,740	$ 1,526,426
Comprehensive earnings per share	$ 0.54	$ 0.42	$ 1.20	$ 0.36	$ 0.40
Diluted earnings per share	$ 0.54	$ 0.42	$ 1.20	$ 0.36	$ 0.39